COMMITMENTS, GUARANTEES AND CONTINGENCIES - Narrative (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 21, 2025	Mar. 04, 2025	Dec. 31, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Feb. 03, 2025
Guarantor Obligations [Line Items]
Company posted collateral related to net liability positions			$ 28,000,000		$ 28,000,000
Collateral received			2,000,000		2,000,000
Liabilities incurred					0	$ 0
Regulation of Waste Disposal
Guarantor Obligations [Line Items]
Changes in timing and amount of estimated cash flows						0
Environmental liabilities former gas facilities			70,000,000		70,000,000
Regulation of Waste Disposal | Corporate Non Segment
Guarantor Obligations [Line Items]
Liabilities incurred						87,000,000
Environmental Liability
Guarantor Obligations [Line Items]
Asset retirement obligation, escrow deposit		$ 130,000,000	46,000,000		46,000,000		$ 160,000,000
Asset retirement obligation, discount rate		4.80%
First Energy [Member]
Guarantor Obligations [Line Items]
Outstanding guarantees and other assurances aggregated			1,100,000,000		1,100,000,000
Company posted collateral related to net liability positions			185,000,000		185,000,000
Collateral received			33,000,000		33,000,000
Liabilities incurred					1,000,000	95,000,000
First Energy [Member] | United States v. Householder, et al. | U.S. Attorney's Office
Guarantor Obligations [Line Items]
Loss in period	$ 230,000,000
Proposed penalty	115,000,000
First Energy [Member] | United States v. Householder, et al. | United States Treasury
Guarantor Obligations [Line Items]
Proposed penalty	115,000,000
First Energy [Member] | United States v. Householder, et al. | Ohio Development Service
Guarantor Obligations [Line Items]
Amount that won't be recovered in rates or charged to customers	$ 230,000,000
First Energy [Member] | Regulation of Waste Disposal
Guarantor Obligations [Line Items]
Changes in timing and amount of estimated cash flows				$ 139,000,000		$ 139,000,000
Charges (credits) associated with changes in ARO (Note 9.)			49,000,000
Accrual for environmental loss contingencies			$ 97,000,000		$ 97,000,000